Earnings per share (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2025 USD ($) shares $ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares
Earnings per share [abstract]
Profit/(loss) after income tax | $	$ 24,227	$ 8,638	$ (8,605)	$ (1,889)
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	218,659,835	104,496,782	206,039,370	81,456,256
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	229,105,785	112,195,908	206,039,370	81,456,256
Basic earnings per share (in dollars per share) | $ / shares	$ 0.0011	$ 0.0008	$ (0.0004)	$ (0.0002)
Diluted earnings per share (in dollars per share) | $ / shares	$ 0.0011	$ 0.0008	$ (0.0004)	$ (0.0002)
Number of instruments that are antidilutive in period presented	177,178